Share-Based Compensation - Schedule of RSU Activity (Details) - RSU [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of RSU Activity [Line Items]
Options, Balance at beginning | shares
Weighted Average Grant Date Fair Value, Balance at beginning | $ / shares
Options, Granted | shares	523,300
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 8.15
Options, Vested | shares
Weighted Average Grant Date Fair Value, Vested | $ / shares
Options, Forfeited | shares	(3,000)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 10.23
Options, Balance at ending | shares	520,300
Weighted Average Grant Date Fair Value, Balance at ending | $ / shares	$ 8.13